Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with International Financial Reporting Standards
(a)    Compliance with International Financial Reporting Standards
Our interim condensed financial statements have been prepared on the basis of the policies set out in the 2020 annual financial statements and in accordance with UK adopted IAS 34 ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. Therefore, they include an explanation of events and transactions that are significant to an understanding of the changes in HSBC’s financial position and performance since the end of 2020. These financial statements should be read in conjunction with the Annual Report and Accounts 2020, which were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union, and International Financial Reporting Standards (‘IFRSs’) as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 30 June 2021, there were no unendorsed standards effective for the half-year to 30 June 2021 affecting these financial statements, and there was no difference between IFRSs adopted by the UK, IFRSs as adopted by the EU and IFRSs issued by the IASB in terms of their application to HSBC.
The financial statements for HSBC for the year ended 31 December 2021 will be prepared in accordance with IFRS as adopted by the UK, international financial reporting standards adopted by the EU and IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
Standards applied during the half-year to 30 June 2021
There were no new standards or amendments to standards that had an effect on these interim condensed financial statements.
Use of estimates and judgements	(b) Use of estimates and judgements Management believes that our critical accounting estimates and judgements are those that relate to impairment of amortised cost and FVOCI debt financial assets, the valuation of financial instruments, deferred tax assets, provisions for liabilities, defined benefit obligations, interests in associates, impairment of non-financial assets and post-employment benefits. There were no changes in the current period to the critical accounting estimates and judgements applied in 2020, which are stated on pages 77 and 289 of the Annual Report and Accounts 2020.
Future accounting developments
(d)    Future accounting developments
IFRS 17 ‘Insurance Contracts’ was issued in May 2017, with amendments to the standard issued in June 2020. It has not been adopted for use in the UK or in the EU. The standard sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. Following the amendments, IFRS 17 is effective from 1 January 2023. The Group is in the process of implementing IFRS 17. Industry practice and interpretation of the standard are still developing. Therefore, the likely impact of its implementation remains uncertain. However, compared with the Group’s current accounting policy for insurance, there will be no PVIF asset recognised; rather the estimated future profit will be included in the measurement of the insurance contract liability as the contractual service margin and gradually recognised in revenue as services are provided over the duration of the insurance contract.

Going concern	(e) Going concern The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios that reflect the continuing uncertainty that the global Covid-19 pandemic has had on HSBC’s operations, as well as considering potential impacts from other top and emerging risks, and the related impact on profitability, capital and liquidity.